Short-Term Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investments [Abstract]
Short-term investments	$ 4,134,493	$ 0
Amortized cost of short-term investment on deposits held in commercial bank	4,134,493
Realized interest and investment gain	$ 142,023	$ 337,511	$ 165,336